Schedule of Remaining Term and Discount Rate (Details) - TALENTEC SDN. BHD. [Member]	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Debt instrument weighted average remaining term	2 months 1 day	3 months 14 days	7 months 2 days
Debt instrument weighted average rate	0.0472	0.0506	0.0686